CORPORATE AND SUBSIDIARY BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Maturity of Borrowings
The following is the maturity by year on corporate and subsidiary borrowings:

	Payments due by year
AS OF DEC. 31, 2023 US$ MILLIONS	Total	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$1,706	1,276	—	—	—	430	—
Subsidiary borrowings	$1,863	—	—	—	1,000	—	863

	Payments due by year
AS OF DEC. 31, 2022 US$ MILLIONS	Total	Less than 1 year	1 - 2 years	2 -3 years	3 - 4 years	4 - 5 years	More than 5 years
Corporate borrowings	$2,160	1,810	—	—	—	350	—
Subsidiary borrowings	$1,492	—	—	—	—	1,000	492